UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06398

Fidelity New York Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2019

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Money Market Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/19
1 - 7	91.5
8 - 30	3.1
31 - 60	2.7
61 - 90	1.4
91 - 180	0.2
> 180	1.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2019
Variable Rate Demand Notes (VRDNs)	72.8%
Tender Option Bond	15.4%
Other Municipal Security	8.1%
Investment Companies	0.9%
Net Other Assets (Liabilities)	2.8%

Current 7-Day Yields

7/31/19
Fidelity® New York Municipal Money Market Fund	0.99%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 72.8%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.61% 8/7/19, VRDN (a)(b)	$6,161,000	$6,161,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.61% 8/7/19, VRDN (a)(b)	1,600,000	1,600,000
Series 2002, 1.64% 8/7/19, VRDN (a)(b)	1,800,000	1,800,000
		3,400,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.59% 8/7/19, VRDN (a)(b)	2,400,000	2,400,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.62% 8/7/19, VRDN (a)	1,800,000	1,800,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.6% 8/7/19, VRDN (a)	3,700,000	3,700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.6% 8/7/19, VRDN (a)	300,000	300,000
		5,800,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.56% 8/7/19, VRDN (a)	1,500,000	1,500,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.61% 8/7/19, VRDN (a)(b)	3,400,000	3,400,000
Series 1998, 1.61% 8/7/19, VRDN (a)(b)	300,000	300,000
		3,700,000
New York - 69.6%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 1.4% 8/7/19, LOC Citibank NA, VRDN (a)(b)	23,500,000	23,500,000
(Cook Street Apts. Proj.) Series A, 1.48% 8/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,180,000	4,180,000
(Granite Terrace Apts. Proj.) Series A, 1.47% 8/7/19, LOC Citibank NA, VRDN (a)(b)	3,060,000	3,060,000
(Intervale Gardens Apts.) Series A, 1.47% 8/7/19, LOC Citibank NA, VRDN (a)(b)	3,115,000	3,115,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 1.5% 8/7/19, LOC Citibank NA, VRDN (a)(b)	2,365,000	2,365,000
New York City Transitional Fin. Auth. Rev. Series 2014 D4, 1.51% 8/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	13,100,000	13,100,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 1.52% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,190,000	5,190,000
Series 2004 A, 1.52% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	4,800,000	4,800,000
(455 West 37th Street Hsg. Proj.) Series A, 1.52% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	31,895,000	31,895,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 1.42% 8/7/19, LOC Mizuho Bank Ltd., VRDN (a)(b)	16,810,000	16,810,000
Series 2004 C3, 1.38% 8/7/19, LOC Mizuho Bank Ltd., VRDN (a)(b)	22,400,000	22,400,000
Series 2010 A2, 1.42% 8/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	10,000,000	10,000,000
Series 2010 A3, 1.43% 8/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	35,600,000	35,600,000
Series 2010 A, 1.38% 8/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	19,600,000	19,600,000
Series 2010 A4, 1.35% 8/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	15,100,000	15,100,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 1.8% 8/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,395,000	1,395,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Spring Creek Hsg. Proj.) Series 2006 A, 1.47% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	24,000,000	24,000,000
(State Renaissance Court Proj.) Series A, 1.46% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	3,850,000	3,850,000
Series 2011 A, 1.42% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	11,450,000	11,450,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Linden Plaza Proj.) Series 2008 A, 1.47% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	48,580,000	48,580,000
(Rivereast Apts. Proj.) Series A, 1.46% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	25,475,000	25,475,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.49% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	7,120,000	7,120,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 1.4% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 1.4% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	49,000,000	49,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 1.4% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 1.4% 8/7/19, LOC Freddie Mac, VRDN (a)(b)	10,000,000	10,000,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	6,400,000	6,400,000
(89 Murray St. Proj.) Series A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	34,250,000	34,250,000
(Courtland Avenue Apts. Proj.) Series A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	7,905,000	7,905,000
(Louis Nine Boulevard Apts. Proj.) Series A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	7,300,000	7,300,000
(Peter Cintron Apts. Proj.) Series C, 1.46% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	7,740,000	7,740,000
(West 48th Street Dev. Proj.) Series 2001 A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	18,600,000	18,600,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	37,900,000	37,900,000
(255 West 9th Street Proj.) Series 2001 A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	50,000,000	50,000,000
(Sierra Dev. Proj.) Series A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	41,000,000	41,000,000
(Westport Dev. Proj.) Series 2004 A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	50,000,000	50,000,000
New York Hsg. Fin. Agcy. Rev.:
(240 East 39th Street Hsg. Proj.) Series 1997 A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	26,300,000	26,300,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	22,395,000	22,395,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	14,900,000	14,900,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	54,315,000	54,315,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	16,900,000	16,900,000
Series 1999 A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	28,400,000	28,400,000
(East 39th Street Hsg. Proj.) Series 1999 A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	22,700,000	22,700,000
(West 20th Street Proj.) Series 2001 A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	15,175,000	15,175,000
(Worth Street Hsg. Proj.) Series A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	47,600,000	47,600,000
Series 1997 A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	5,400,000	5,400,000
Series 2004 A, 1.47% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Series 2008 A, 1.48% 8/7/19, LOC Fannie Mae, VRDN (a)(b)	43,840,000	43,840,000
		1,020,905,000
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 1991 1, 1.48% 8/30/19, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 2, 1.48% 8/30/19, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 1.45% 8/30/19, VRDN (a)(c)	500,000	500,000
Series 1997 1, 1.45% 8/30/19, VRDN (a)(c)	500,000	500,000
Series 1997 2, 1.45% 8/30/19, VRDN (a)(c)	1,500,000	1,500,000
		17,700,000
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.64% 8/7/19, VRDN (a)(b)	3,000,000	3,000,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.61% 8/7/19, VRDN (a)(b)	100,000	100,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.62% 8/7/19, VRDN (a)(b)	2,500,000	2,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,067,166,000)		1,067,166,000

Tender Option Bond - 15.4%
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,710,000	1,710,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.65%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	400,000	400,000
		2,110,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,255,000	4,255,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.58%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	700,000	700,000
		4,955,000
Florida - 0.1%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.65%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	600,000	600,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,300,000	4,300,000
New York - 10.6%
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters XX 11 00, 1.44% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,800,000	4,800,000
Eclipse Fdg. Trust Various States Bonds Series 2019 0001, 1.53%, tender 10/17/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,095,000	2,095,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 1.45% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,800,000	2,800,000
Series Floaters XF 05 51, 1.45% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	6,550,000	6,550,000
Series Floaters XF 06 77, 1.45% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,500,000	2,500,000
Series Floaters XF 24 57, 1.45% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,666,500	5,666,500
Series Floaters XM 07 00, 1.45% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,000,000	4,000,000
Series Floaters ZM 07 37, 1.48% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,030,000	2,030,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 1.44% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,600,000	7,600,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 1.53%, tender 10/17/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,265,000	3,265,000
Participating VRDN:
Series DB 8030, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	4,745,000	4,745,000
Series DB 8036, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,610,000	3,610,000
Series Floaters E 118, 1.5% 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,800,000	3,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series DB 8031, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	6,645,000	6,645,000
Series Floaters XF 10 11, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	16,345,000	16,345,000
Series Floaters ZM 05 47, 1.43% 8/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,660,000	1,660,000
Series MS 3362, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000,000	5,000,000
Series MS 3373, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	855,000	855,000
New York City Transitional Fin. Auth. Participating VRDN Series XM 03 03, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,050,000	5,050,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MS 3358, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,165,000	5,165,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 1.43% 8/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,195,000	4,195,000
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 1.5% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,091,000	3,091,000
1.45% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	30,000,000	30,000,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 1.47% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	7,975,000	7,975,000
Series Floaters XM 00 89, 1.47% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	3,790,000	3,790,000
Series Floaters XX 10 38, 1.47% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	7,000,000	7,000,000
New York Univ., Bonds Series Solar 0034, 1.53%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,100,000	3,100,000
Westchester County Local Dev. Co. Participating VRDN Series Floaters XF 24 81, 1.44% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,460,000	1,460,000
		154,792,500
New York And New Jersey - 3.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 ZF0326, 1.48% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	5,415,000	5,415,000
Series 16 ZF0367, 1.48% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	985,000	985,000
Series 16 ZM0160, 1.45% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	7,700,000	7,700,000
Series DB 8033, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	2,995,000	2,995,000
Series Floaters XF 06 83, 1.47% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	1,400,000	1,400,000
Series Floaters XF 24 88, 1.45% 8/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	1,700,000	1,700,000
Series Floaters XM 06 16, 1.45% 8/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	10,700,000	10,700,000
Series Floaters YX 10 34, 1.48% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,600,000	1,600,000
Series Floaters ZF 02 69, 1.47% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	2,200,000	2,200,000
Series Putters 15 XM013, 1.48% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	6,500,000	6,500,000
Series ROC 14086, 1.45% 8/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	7,200,000	7,200,000
		48,395,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,480,000	1,480,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,000,000	2,000,000
		3,480,000
Pennsylvania - 0.3%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,500,000	2,500,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	700,000	700,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.57%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,400,000	1,400,000
		4,600,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	200,000	200,000
Texas - 0.1%
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 1.6%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	700,000	700,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,000,000	1,000,000
		1,700,000
TOTAL TENDER OPTION BOND
(Cost $225,132,500)		225,132,500

Other Municipal Security - 8.1%
Florida - 0.5%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	8,200,000	8,200,025
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.6% tender 8/15/19, CP mode	1,000,000	1,000,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.65%, tender 2/26/20 (a)(f)	100,000	100,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.6% tender 9/6/19, CP mode (b)	5,500,000	5,500,000
Series 1990 A1, 1.99% tender 9/25/19, CP mode (b)	5,600,000	5,600,000
Series 1990 B, 1.84% tender 8/7/19, CP mode	200,000	200,000
		11,300,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.36%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,150,000	2,150,000
New York - 4.4%
Albany City School District BAN Series 2018 B, 3% 8/2/19	14,550,000	14,550,473
Baldwinsville Central School District BAN Series 2018, 3% 10/25/19	13,032,400	13,060,142
East Meadow Union Free School District BAN Series 2019 A, 3% 2/28/20	7,425,000	7,473,889
Elwood Union Free School District BAN Series 2018, 3% 9/18/19	2,700,000	2,703,480
Harborfields Central School District Greenlawn BAN Series 2018, 4% 9/5/19	3,500,000	3,506,812
Middletown BAN Series 2018 B, 3% 8/28/19	5,100,000	5,103,372
North Tonawanda City School District BAN Series 2018, 3.25% 8/23/19	3,830,000	3,832,539
Port Washington Union Free School District BAN Series 2018, 4% 8/7/19	7,800,000	7,802,484
Riverhead Central School District BAN Series 2018, 3% 9/13/19	1,628,000	1,629,974
Tonawanda Town BAN Series 2018, 3.5% 8/29/19	4,400,000	4,405,298
		64,068,463
New York And New Jersey - 2.2%
Port Auth. of New York & New Jersey:
Series A:
1.3% 8/1/19, CP (b)	10,130,000	10,130,000
1.3% 8/1/19, CP (b)	7,030,000	7,030,000
1.57% 8/15/19, CP (b)	6,375,000	6,375,000
1.65% 8/8/19, CP (b)	2,100,000	2,100,000
1.72% 8/1/19, CP (b)	4,200,000	4,200,000
Series B, 1.7% 9/12/19, CP	2,100,000	2,100,000
		31,935,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $118,753,488)		118,753,488
	Shares	Value

Investment Company - 0.9%
Fidelity Municipal Cash Central Fund 1.52% (g)(h)
(Cost $13,414,000)	13,412,659	13,414,000
TOTAL INVESTMENT IN SECURITIES - 97.2%
(Cost $1,424,465,988)		1,424,465,988
NET OTHER ASSETS (LIABILITIES) - 2.8%		41,649,135
NET ASSETS - 100%		$1,466,115,123

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,645,000 or 2.7% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 1.6%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$700,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$2,500,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,710,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$4,255,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.58%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$700,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.65%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$400,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.65%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 3/25/19	$1,000,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$4,300,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$700,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,480,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$2,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.57%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 10/9/18	$1,400,000
Port Auth. of New York & New Jersey Series 1991 1, 1.48% 8/30/19, VRDN	4/15/19	$8,800,000
Port Auth. of New York & New Jersey Series 1991 2, 1.48% 8/30/19, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 1.45% 8/30/19, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 1.45% 8/30/19, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 1.45% 8/30/19, VRDN	7/8/13 - 8/9/16	$1,500,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$80,481
Total	$80,481

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,411,051,988)	$1,411,051,988
Fidelity Central Funds (cost $13,414,000)	13,414,000
Total Investment in Securities (cost $1,424,465,988)		$1,424,465,988
Cash		10,584
Receivable for investments sold		40,400,000
Receivable for fund shares sold		199,885
Interest receivable		3,761,140
Distributions receivable from Fidelity Central Funds		27,151
Prepaid expenses		3,486
Other receivables		396
Total assets		1,468,868,630
Liabilities
Payable for fund shares redeemed	$2,082,751
Distributions payable	41,639
Accrued management fee	435,547
Transfer agent fee payable	150,269
Other affiliated payables	12,857
Other payables and accrued expenses	30,444
Total liabilities		2,753,507
Net Assets		$1,466,115,123
Net Assets consist of:
Paid in capital		$1,466,084,544
Total distributable earnings (loss)		30,579
Net Assets, for 1,464,049,822 shares outstanding		$1,466,115,123
Net Asset Value, offering price and redemption price per share ($1,466,115,123 ÷ 1,464,049,822 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Interest		$12,821,448
Income from Fidelity Central Funds		80,481
Total income		12,901,929
Expenses
Management fee	$2,698,067
Transfer agent fees	931,695
Accounting fees and expenses	78,967
Custodian fees and expenses	6,504
Independent trustees' fees and expenses	3,181
Registration fees	16,036
Audit	20,105
Legal	8,625
Miscellaneous	4,790
Total expenses before reductions	3,767,970
Expense reductions	(4,524)
Total expenses after reductions		3,763,446
Net investment income (loss)		9,138,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	202,959
Total net realized gain (loss)		202,959
Net increase in net assets resulting from operations		$9,341,442

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,138,483	$18,070,130
Net realized gain (loss)	202,959	(150,372)
Net increase in net assets resulting from operations	9,341,442	17,919,758
Distributions to shareholders	(9,138,210)	(19,557,595)
Share transactions
Proceeds from sales of shares	145,390,328	292,042,436
Reinvestment of distributions	8,830,256	18,903,205
Cost of shares redeemed	(292,214,261)	(796,603,139)
Net increase (decrease) in net assets and shares resulting from share transactions	(137,993,677)	(485,657,498)
Total increase (decrease) in net assets	(137,790,445)	(487,295,335)
Net Assets
Beginning of period	1,603,905,568	2,091,200,903
End of period	$1,466,115,123	$1,603,905,568
Other Information
Shares
Sold	145,390,328	292,042,436
Issued in reinvestment of distributions	8,830,256	18,903,205
Redeemed	(292,214,261)	(796,603,139)
Net increase (decrease)	(137,993,677)	(485,657,498)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.005	.001	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	.006	.011	.005	.001	–A	–A
Distributions from net investment income	(.006)	(.010)	(.005)	(.001)	–A	–A
Distributions from net realized gain	–	(.001)	(.001)	–A	–A	–
Total distributions	(.006)	(.011)	(.005)B	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.60%	1.10%	.52%	.12%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.50%G	.49%	.49%	.39%	.07%	.08%
Expenses net of all reductions	.50%G	.49%	.49%	.39%	.07%	.08%
Net investment income (loss)	1.21%G	1.00%	.46%	.10%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,466,115	$1,603,906	$2,091,201	$2,900,940	$5,311,191	$5,525,750

 A Amount represents less than $.0005 per share.

 B Total distributions of $.005 per share is comprised of distributions from net investment income of $.0047 and distributions from net realized gain of $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,424,465,988

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(175,326)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $390.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $4,134.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.50%	$1,000.00	$1,006.00	$2.49
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

NFS-SANN-0919
1.853336.112

Fidelity® New York AMT Tax-Free Money Market Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of July 31, 2019

Days	% of fund's investments 7/31/19
1 - 7	88.7
8 - 30	1.7
31 - 60	1.6
61 - 90	0.8
91 - 180	0.8
> 180	6.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2019
Variable Rate Demand Notes (VRDNs)	42.3%
Tender Option Bond	41.1%
Other Municipal Security	12.3%
Investment Companies	3.0%
Net Other Assets (Liabilities)	1.3%

Current 7-Day Yields

7/31/19
Fidelity® New York AMT Tax-Free Money Market Fund	1.15%
Institutional Class	1.25%
Service Class	1.00%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2019, the most recent period shown in the table, would have been 1.20% for the Institutional Class and .95% for Service Class.

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 42.3%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.5% 8/7/19, VRDN (a)	$2,000,000	$2,000,000
West Jefferson Indl. Dev. Series 2008, 1.5% 8/7/19, VRDN (a)	3,300,000	3,300,000
		5,300,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 1.5% 8/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	7,495,000	7,495,000
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.54% 8/7/19, VRDN (a)	2,800,000	2,800,000
Series I, 1.54% 8/7/19, VRDN (a)	1,900,000	1,900,000
		4,700,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.62% 8/7/19, VRDN (a)	600,000	600,000
Series 2007 B, 1.62% 8/7/19, VRDN (a)	1,600,000	1,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 1.6% 8/7/19, VRDN (a)	500,000	500,000
(Western Resources, Inc. Proj.) Series 1994, 1.6% 8/7/19, VRDN (a)	3,900,000	3,900,000
		6,600,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.56% 8/7/19, VRDN (a)	6,200,000	6,200,000
Series 2010 B1, 1.6% 8/7/19, VRDN (a)	5,200,000	5,200,000
		11,400,000
New York - 40.0%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 1.5% 8/7/19, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,765,000	4,765,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 1.45% 8/7/19, LOC HSBC Bank U.S.A., NA, VRDN (a)	5,165,000	5,165,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 1.44% 8/7/19, LOC Wells Fargo Bank NA, VRDN (a)	17,775,000	17,775,000
Nassau Health Care Corp. Rev.:
Series 2009 B2, 1.41% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	105,000	105,000
Series 2009 C1, 1.47% 8/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,220,000	1,220,000
Series 2009 D1, 1.4% 8/7/19, LOC JPMorgan Chase Bank, VRDN (a)	4,240,000	4,240,000
New York City Gen. Oblig.:
Series 2008 L4, 1.49% 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,010,000	1,010,000
Series 2010 G4, 1.4% 8/7/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,000,000	5,000,000
Series 2012 G6, 1.5% 8/1/19 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	1,220,000	1,220,000
Series 2013 A2, 1.55% 8/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,000,000	7,000,000
Series 2013 A3, 1.55% 8/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	11,800,000	11,800,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Mercy College Proj.) Series A, 1.39% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	2,460,000	2,460,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 1.38% 8/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	22,700,000	22,700,000
Series 2009 BB1, 1.49% 8/1/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,000,000	14,000,000
Series 2014 BB1, 1.47% 8/1/19 (Liquidity Facility Bank of America NA), VRDN (a)	7,915,000	7,915,000
Series 2016 CC, 1.4% 8/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	27,185,000	27,185,000
New York City Transitional Fin. Auth. Rev. Series 2003 1A, 1.39% 8/7/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,405,000	7,405,000
New York City Trust Cultural Resources Rev. (The Pierpont Morgan Library Proj.) Series 2004, 1.4% 8/7/19, LOC JPMorgan Chase Bank, VRDN (a)	1,220,000	1,220,000
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Impt. Proj.) Series 2003 D2H, 1.4% 8/7/19, LOC Royal Bank of Canada, VRDN (a)	7,850,000	7,850,000
(Univ. of Rochester Proj.):
Series 2003 A, 1.48% 8/1/19, LOC JPMorgan Chase Bank, VRDN (a)	1,545,000	1,545,000
Series 2003 C, 1.34% 8/7/19, LOC JPMorgan Chase Bank, VRDN (a)	3,065,000	3,065,000
Series 2003 D2E, 1.4% 8/7/19, LOC Royal Bank of Canada, VRDN (a)	2,280,000	2,280,000
Series 2019 B, 1.4% 8/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,000,000	17,000,000
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 1.39% 8/7/19, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
(505 West 37th Street Proj.):
Series 2009 A, 1.5% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,050,000	14,050,000
Series 2009 B, 1.5% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	29,050,000	29,050,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 1.38% 8/7/19, LOC Wells Fargo Bank NA, VRDN (a)	38,305,000	38,305,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 1.43% 8/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	83,925,000	83,925,000
Series 2010 A:
1.34% 8/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,050,000	5,050,000
1.34% 8/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	60,480,000	60,480,000
Series 2012 A, 1.4% 8/7/19, LOC Wells Fargo Bank NA, VRDN (a)	3,125,000	3,125,000
Series 2013 A:
1.4% 8/7/19, LOC Wells Fargo Bank NA, VRDN (a)	8,250,000	8,250,000
1.49% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	33,360,000	33,360,000
Series 2014 A:
1.44% 8/7/19, LOC JPMorgan Chase Bank, VRDN (a)	6,410,000	6,410,000
1.49% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,300,000	20,300,000
Series 2015 A, 1.43% 8/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,500,000	21,500,000
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 1.37% 8/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,460,000	12,460,000
Series 2008 B7V, 1.37% 8/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,050,000	6,050,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016, 1.4% 8/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	40,340,000	40,340,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 1.47% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,010,000	6,010,000
Series 2005 E1, 1.4% 8/7/19, LOC PNC Bank NA, VRDN (a)	13,000,000	13,000,000
Series 2015 E1, 1.49% 8/1/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,875,000	6,875,000
Series 2015 E4, 1.4% 8/7/19, LOC PNC Bank NA, VRDN (a)	7,695,000	7,695,000
Series E3, 1.47% 8/1/19, LOC Bank of America NA, VRDN (a)	24,510,000	24,510,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 1.37% 8/7/19, LOC Mizuho Bank Ltd., VRDN (a)	16,100,000	16,100,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 1.4% 8/7/19, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
Series 2008 A5, 1.4% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	1,550,000	1,550,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B, 1.46% 8/1/19, LOC Bank of America NA, VRDN (a)	17,800,000	17,800,000
Series 2005 A, 1.5% 8/7/19, LOC TD Banknorth, NA, VRDN (a)	5,375,000	5,375,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 1.4% 8/7/19, LOC JPMorgan Chase Bank, VRDN (a)	4,625,000	4,625,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 1.41% 8/7/19, LOC Freddie Mac, VRDN (a)	11,635,000	11,635,000
(Bruckner by the Bridge Proj.) Series 2008 A, 1.41% 8/7/19, LOC Freddie Mac, VRDN (a)	10,490,000	10,490,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 1.4% 8/7/19, LOC Freddie Mac, VRDN (a)	3,675,000	3,675,000
Series 2011 B, 1.35% 8/7/19, LOC Freddie Mac, VRDN (a)	5,770,000	5,770,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A:
1.34% 8/7/19, LOC Freddie Mac, VRDN (a)	5,250,000	5,250,000
1.4% 8/7/19, LOC Freddie Mac, VRDN (a)	3,375,000	3,375,000
New York Hsg. Fin. Agcy. Rev.:
Series 2008 A, 1.43% 8/7/19, LOC Freddie Mac, VRDN (a)	9,090,000	9,090,000
Series 2010 A, 1.43% 8/7/19, LOC Freddie Mac, VRDN (a)	41,275,000	41,275,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 1.41% 8/7/19, LOC Fannie Mae, VRDN (a)	14,395,000	14,395,000
(90 West Street Proj.) Series 2006 A, 1.37% 8/7/19, LOC Fannie Mae, VRDN (a)	20,970,000	20,970,000
(Two Gold Street Proj.) Series 2006 A, 1.37% 8/7/19, LOC Fannie Mae, VRDN (a)	21,800,000	21,800,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)	46,045,000	46,045,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 1.37% 8/7/19, LOC Fannie Mae, VRDN (a)	2,150,000	2,150,000
(Taconic West 17th St. Proj.) Series 2009 A, 1.4% 8/7/19, LOC Fannie Mae, VRDN (a)	36,565,000	36,565,000
Series 2009 A, 1.43% 8/7/19, LOC Fannie Mae, VRDN (a)	37,725,000	37,725,000
		938,930,000
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 1997 1, 1.45% 8/30/19, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 1.45% 8/30/19, VRDN (a)(b)	5,800,000	5,800,000
		8,300,000
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 1.5% 8/7/19, LOC Bank of America NA, VRDN (a)	2,450,000	2,450,000
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.53% 8/7/19, VRDN (a)	5,200,000	5,200,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.47% 8/7/19, VRDN (a)	700,000	700,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.49% 8/7/19, VRDN (a)	300,000	300,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.47% 8/7/19, VRDN (a)	300,000	300,000
Series 1994, 1.49% 8/7/19, VRDN (a)	1,100,000	1,100,000
		2,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $992,775,000)		992,775,000

Tender Option Bond - 41.1%
California - 0.2%
California Gen. Oblig. Participating VRDN Series Spears DB 80 18, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,200,000	1,200,000
Dignity Health Participating VRDN:
Series 17 04, 1.52% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	995,000	995,000
Series DBE 80 11, 1.6% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,000,000	2,000,000
		4,195,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,615,000	1,615,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,890,000	1,890,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.58%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,000,000	1,000,000
		2,890,000
District Of Columbia - 0.0%
District of Columbia Gen. Oblig. Bonds Series 2016 23, 1.53%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	295,000	295,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.53%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	195,000	195,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.44% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,400,000	1,400,000
		1,595,000
Illinois - 0.3%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 1.6% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,700,000	3,700,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	4,100,000	4,100,000
		7,800,000
Michigan - 0.0%
Michigan Fin. Auth. Rev. Participating VRDN Series Floaters ZF 07 83, 1.5% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000,000	1,000,000
New Jersey - 0.2%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	800,000	800,000
Series Floaters 012, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,060,000	3,060,000
		3,860,000
New York - 37.8%
Battery Park City Auth. Rev. Participating VRDN Series Putters 5012, 1.53% 8/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000,000	2,000,000
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters XX 11 00, 1.44% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,100,000	5,100,000
City of New York Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 53, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750,000	3,750,000
Dorm. Auth. New York Univ. Rev. Participating VRDN:
Series 2017 XG 0114, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,760,000	7,760,000
Series Floaters XF 05 98, 1.43% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,200,000	6,200,000
Eclipse Fdg. Trust Various States Bonds Series 2019 0001, 1.53%, tender 10/17/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,010,000	3,010,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 1.45% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,200,000	1,200,000
Series Floaters XF 05 51, 1.45% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,700,000	2,700,000
Series Floaters XF 06 77, 1.45% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,100,000	2,100,000
Series Floaters XF 24 57, 1.45% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,333,500	2,333,500
Series Floaters XF 24 80, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,600,000	9,600,000
Series Floaters XM 07 00, 1.45% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,020,000	4,020,000
Series Floaters ZM 07 37, 1.48% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000,000	3,000,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 1.44% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400,000	2,400,000
Nassau County Gen. Oblig. Participating VRDN Series Floaters G5, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000,000	5,000,000
New York City Gen. Oblig.:
Bonds Series Solar 2017 0057, 1.53%, tender 10/17/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,590,000	1,590,000
Participating VRDN:
Series 15 ZF0197, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500,000	2,500,000
Series 15 ZF0201, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,435,000	3,435,000
Series 2015 ZF0206, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700,000	2,700,000
Series DB 8036, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,560,000	2,560,000
Series E 133, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	10,000,000	10,000,000
Series Floaters E86, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,665,000	2,665,000
Series Floaters E87, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,995,000	12,995,000
Series Floaters E88, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	15,830,000	15,830,000
Series Floaters XF 07 26, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,800,000	2,800,000
Series Floaters XF 25 61, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,125,000	7,125,000
Series Floaters XM 07 06, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,000,000	6,000,000
Series Floaters ZF 07 24, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,005,000	5,005,000
Series MS 3324, 1.43% 8/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(c)(d)	6,650,000	6,650,000
Series MS 3361, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000,000	5,000,000
Series RBC G 55, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000,000	5,000,000
Series RBC G 56, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500,000	4,500,000
Series ROC II R 14045, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	26,070,000	26,070,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0128, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,940,000	8,940,000
Series 15 XF0129, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	16,700,000	16,700,000
Series 16 ZM0161, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000,000	4,000,000
Series 2017 ZM 0495, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,000,000	3,000,000
Series EGL 2017 06, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,655,000	5,655,000
Series Floaters E 129, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	33,300,000	33,300,000
Series Floaters XF 07 45, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500,000	4,500,000
Series Floaters XF 10 11, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,060,000	6,060,000
Series Floaters XF 25 69, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000,000	4,000,000
Series Floaters XF 27 57, 1.42% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,000,000	6,000,000
Series Floaters XL 00 67, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,425,000	7,425,000
Series Floaters XM 04 36, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,500,000	6,500,000
Series Floaters XM 07 29, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,305,000	2,305,000
Series Floaters XM 07 31, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	2,000,000	2,000,000
Series Floaters YX 11 04, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,385,000	4,385,000
Series Floaters ZF 06 87, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,025,000	5,025,000
Series Floaters ZM 05 47, 1.43% 8/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,340,000	4,340,000
Series MS 00 3387, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,500,000	2,500,000
Series MS 3274 X, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,980,000	7,980,000
Series MS 3373, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,125,000	6,125,000
Series Putters 15 XM0002, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	20,765,000	20,765,000
Series XG 0112, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800,000	2,800,000
Series XM 03 56, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
Series XX 1046, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	20,000,000	20,000,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500,000	2,500,000
Series XF 23 18, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,300,000	9,300,000
Series XM 03 57, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 05 61, 1.42% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,250,000	8,250,000
Series Floaters XF 25 55, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,920,000	5,920,000
Series Floaters XM 06 19, 1.43% 8/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,750,000	3,750,000
Series Floaters XM 06 20, 1.43% 8/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,385,000	7,385,000
Series MS 3414, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,500,000	4,500,000
Series 2014 XM0029, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,570,000	12,570,000
Series Floaters XF 27 82, 1.42% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,500,000	6,500,000
Series Floaters E99, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,495,000	19,495,000
Series Floaters XF 06 43, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	12,000,000	12,000,000
Series Floaters XF 07 16, 1.42% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,200,000	4,200,000
Series Floaters XF 07 17, 1.43% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	12,285,000	12,285,000
Series Floaters XF 27 31, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,600,000	4,600,000
Series Floaters XF 28 02, 1.42% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500,000	7,500,000
Series Floaters XG 01 85, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	13,190,000	13,190,000
Series Floaters XM 04 22, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,580,000	4,580,000
Series Floaters XM 04 38, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500,000	3,500,000
Series Floaters ZF 26 37, 1.42% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,795,000	2,795,000
Series Floaters ZM 05 44, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,445,000	4,445,000
Series MS 3360, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,130,000	3,130,000
Series MS 3393, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,890,000	2,890,000
Series ROC II R 11902, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,200,000	2,200,000
Series ROC II R 11994, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	11,050,000	11,050,000
Series ROC II R 14082, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	12,580,000	12,580,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.43% 8/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	19,045,000	19,045,000
Series MS 3275, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,000,000	10,000,000
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,550,000	4,550,000
Series ROC II R 11943, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,580,000	5,580,000
Series ROC II R 11955, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,000,000	9,000,000
Series ROC II R 11975, 1.43% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,590,000	7,590,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,100,000	8,100,000
Series 16 XM0215, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,905,000	8,905,000
Series Floaters XF 25 86, 1.41% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,750,000	3,750,000
Series Floaters XG 01 69, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,200,000	7,200,000
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 1.5% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	12,259,000	12,259,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	44,365,000	44,365,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,340,000	3,340,000
Series 16 ZM0174, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,145,000	9,145,000
Series 2015 ZF0209, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000,000	1,000,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,400,000	10,400,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 1.42% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,080,000	9,080,000
New York Univ., Bonds Series Solar 0034, 1.53%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,300,000	1,300,000
New York Urban Dev. Corp. Rev. Participating VRDN Series DB 8029, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	18,995,000	18,995,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XL0003, 1.43% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,950,000	9,950,000
Series Floaters XF 06 36, 1.42% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,500,000	8,500,000
Series Floaters XF 25 87, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,285,000	10,285,000
Series Floaters XF 27 91, 1.42% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500,000	7,500,000
Series Floaters ZF 26 32, 1.42% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,960,000	2,960,000
Series Floaters ZF 27 69, 1.42% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,000,000	2,000,000
Series Floaters ZF 27 72, 1.42% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	19,560,000	19,560,000
Series RBC 16 ZM 0138, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,000,000	7,000,000
Series XM 04 76, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,195,000	6,195,000
Triborough Bridge and Tunnel Auth. Participating VRDN:
Series XM 03 40, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,800,000	5,800,000
Series XM 03 41, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,700,000	7,700,000
Series Floaters ZF 27 40, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,600,000	2,600,000
Series Floaters ZM 01 22, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000,000	4,000,000
Series Floaters ZM 04 56, 1.43% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500,000	2,500,000
Series Floaters ZM 04 62, 1.43% 8/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000,000	4,000,000
Westchester County Local Dev. Co. Participating VRDN Series Floaters XF 24 81, 1.44% 8/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,700,000	1,700,000
		888,437,500
New York And New Jersey - 1.8%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,360,000	5,360,000
Series DB 8033, 1.55% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,300,000	4,300,000
Series Floaters XF 05 62, 1.45% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	695,000	695,000
Series Floaters XF 05 65, 1.42% 8/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,940,000	2,940,000
Series Floaters XF 06 97, 1.43% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,225,000	5,225,000
Series Floaters XM 05 05, 1.43% 8/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,200,000	7,200,000
Series Floaters ZF 26 87, 1.41% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,100,000	2,100,000
Series Floaters ZM 04 10, 1.42% 8/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300,000	1,300,000
Series MS 15 ZM0099, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)(e)	1,100,000	1,100,000
Series MS 3249, 1.43% 8/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,500,000	3,500,000
Series ROC II R 14077, 1.41% 8/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,315,000	7,315,000
		41,035,000
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.52% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	785,000	785,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,000,000	1,000,000
		1,985,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.44% 8/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Pennsylvania - 0.3%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,600,000	1,600,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,400,000	1,400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.57%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,700,000	1,700,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 1.6%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
Participating VRDN Series DBE 8032, 1.65% 8/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	730,000	730,000
		6,030,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	300,000	300,000
Texas - 0.1%
Frisco Independent School District Bonds Series Solar 0002, 1.53%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	400,000	400,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,400,000	2,400,000
		2,800,000
TOTAL TENDER OPTION BOND
(Cost $964,037,500)		964,037,500

Other Municipal Security - 12.3%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.5%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	6,525,000	6,525,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.5%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,305,000	5,305,000
		11,830,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.6% tender 8/15/19, CP mode	1,600,000	1,600,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.85% tender 8/1/19, CP mode	5,200,000	5,200,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.65%, tender 2/26/20 (a)(f)	100,000	100,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B:
1.45% tender 8/13/19, CP mode	4,600,000	4,600,000
1.84% tender 8/7/19, CP mode	300,000	300,000
		4,900,000
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.36%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,385,000	5,385,000
New York - 10.9%
Albany City School District BAN Series 2018 B, 3% 8/2/19	12,397,000	12,397,403
Baldwinsville Central School District BAN Series 2018, 3% 10/25/19	12,400,000	12,426,395
Bethlehem Central School District BAN Series 2019 A, 2.5% 6/30/20	18,000,000	18,176,398
Brewster Central School District BAN Series 2019, 2.25% 7/10/20	20,000,000	20,165,985
Churchville Chili Central School District BAN Series 2019, 2.5% 6/26/20	16,500,000	16,652,430
East Meadow Union Free School District BAN Series 2019 A, 3% 2/28/20	9,200,000	9,260,576
Elwood Union Free School District BAN Series 2018, 3% 9/18/19	2,440,000	2,443,145
Frontier Central School District Erie County BAN Series 2019, 2.5% 7/23/20	15,726,063	15,890,808
Galway Cent School District BAN Series 2019, 3% 4/30/20	4,425,000	4,467,163
Gates Chili Central School District BAN Series 2019, 2.5% 6/25/20	11,000,000	11,106,214
Grand Island County BAN 3% 10/10/19	350,000	350,855
Harborfields Central School District Greenlawn BAN Series 2018, 4% 9/5/19	3,110,000	3,116,053
Irondequoit Gen. Oblig. BAN Series 2019 B, 3% 12/20/19	1,170,000	1,175,479
Middletown BAN Series 2018 B, 3% 8/28/19	4,725,000	4,728,124
New York City Gen. Oblig. Bonds Series 2015 1, 5% 8/1/19	7,000,000	7,000,000
New York City Trust For Cultural Bonds:
Series 2014 B1, SIFMA Municipal Swap Index + 0.000% 1.4%, tender 4/8/20 (a)(f)	18,000,000	18,000,000
Series 2014 B2, 1.4%, tender 1/6/20 (a)	13,490,000	13,490,000
New York Pwr. Auth.:
Series 1, 1.33% 9/4/19, CP	5,000,000	5,000,000
Series 2, 1.48% 8/14/19, CP	10,403,000	10,403,000
North Babylon Union Free School District BAN Series 2019, 2.25% 7/9/20	19,815,000	19,978,043
North Colonie Central School District BAN Series 2019, 2.25% 7/17/20	20,000,000	20,168,288
North Syracuse Cent School District BAN Series 2019, 2.25% 8/7/20 (g)	3,852,755	3,886,775
North Tonawanda City School District BAN Series 2018, 3.25% 8/23/19	3,700,000	3,702,453
Port Washington Union Free School District BAN Series 2018, 4% 8/7/19	7,200,000	7,202,293
Riverhead Central School District BAN Series 2018, 3% 9/13/19	1,500,000	1,501,818
Rockland County Gen. Oblig. TAN Series 2019, 3% 4/2/20	7,800,000	7,866,361
Tonawanda Town BAN Series 2018, 3.5% 8/29/19	3,912,705	3,917,416
Village of Mount Kisco BAN Series 2018 C, 3.5% 12/20/19	1,000,000	1,007,174
		255,480,649
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series B:
1.6% 9/25/19, CP	2,090,000	2,090,000
1.7% 9/12/19, CP	3,200,000	3,200,000
		5,290,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $289,785,649)		289,785,649
	Shares	Value

Investment Company - 3.0%
Fidelity Tax-Free Cash Central Fund 1.51% (h)(i)
(Cost $71,684,354)	71,680,879	71,684,354
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $2,318,282,503)		2,318,282,503
NET OTHER ASSETS (LIABILITIES) - 1.3%		29,732,941
NET ASSETS - 100%		$2,348,015,444

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,685,000 or 1.2% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,100,000 or 0.1% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$1,600,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,615,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$1,890,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.58%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,000,000
Dignity Health Participating VRDN Series 17 04, 1.52% 9/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$995,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 3/25/19	$2,400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$4,100,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$1,400,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$785,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.55% 9/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.57%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 12/3/18	$1,700,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.6%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18 - 12/3/18	$600,000
Port Auth. of New York & New Jersey Series 1997 1, 1.45% 8/30/19, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 1.45% 8/30/19, VRDN	1/3/13 - 12/15/17	$5,800,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$300,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$1,454,896
Total	$1,454,896

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,246,598,149)	$2,246,598,149
Fidelity Central Funds (cost $71,684,354)	71,684,354
Total Investment in Securities (cost $2,318,282,503)		$2,318,282,503
Cash		3,313,221
Receivable for investments sold		24,275,000
Receivable for fund shares sold		5,649,521
Interest receivable		6,586,191
Distributions receivable from Fidelity Central Funds		189,741
Receivable from investment adviser for expense reductions		70,957
Other receivables		1,440
Total assets		2,358,368,574
Liabilities
Payable for investments purchased
Regular delivery	$3,303,900
Delayed delivery	3,886,775
Payable for fund shares redeemed	2,385,489
Distributions payable	256,362
Accrued management fee	397,665
Distribution and service plan fees payable	87
Other affiliated payables	122,852
Total liabilities		10,353,130
Net Assets		$2,348,015,444
Net Assets consist of:
Paid in capital		$2,347,848,400
Total distributable earnings (loss)		167,044
Net Assets		$2,348,015,444
Net Asset Value and Maximum Offering Price
New York AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($558,858,432 ÷ 558,569,496 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,788,763,387 ÷ 1,788,038,402 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($393,625 ÷ 393,455 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Interest		$16,775,268
Income from Fidelity Central Funds		1,454,896
Total income		18,230,164
Expenses
Management fee	$2,213,794
Transfer agent fees	691,647
Distribution and service plan fees	602
Independent trustees' fees and expenses	4,311
Total expenses before reductions	2,910,354
Expense reductions	(429,935)
Total expenses after reductions		2,480,419
Net investment income (loss)		15,749,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	227,063
Total net realized gain (loss)		227,063
Net increase in net assets resulting from operations		$15,976,808

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,749,745	$20,063,199
Net realized gain (loss)	227,063	(56,098)
Net increase in net assets resulting from operations	15,976,808	20,007,101
Distributions to shareholders	(15,745,123)	(20,090,381)
Share transactions - net increase (decrease)	411,132,513	543,511,819
Total increase (decrease) in net assets	411,364,198	543,428,539
Net Assets
Beginning of period	1,936,651,246	1,393,222,707
End of period	$2,348,015,444	$1,936,651,246

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.012	.006	.002	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.007	.012	.006	.003	–A	–A
Distributions from net investment income	(.007)	(.012)	(.006)	(.002)	–A	–A
Distributions from net realized gain	–	–A	–A	–A	–A	–A
Total distributions	(.007)	(.012)	(.006)	(.003)B	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.68%	1.18%	.64%	.27%	.04%	.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%G	.30%	.30%	.27%	.07%	.08%
Expenses net of all reductions	.30%G	.30%	.30%	.27%	.07%	.08%
Net investment income (loss)	1.35%G	1.18%	.65%	.25%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$558,858	$530,339	$379,101	$286,218	$271,869	$317,821

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0024 and distributions from net realized gain of $.0003 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.013	.007	.003	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.007	.013	.007	.003	–A	–A
Distributions from net investment income	(.007)	(.013)	(.007)	(.003)	–A	–A
Distributions from net realized gain	–	–A	–A	–	–A	–A
Total distributions	(.007)	(.013)	(.007)	(.003)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.73%	1.28%	.74%	.32%	.04%	.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.20%	.20%	.19%	.07%	.08%
Expenses net of all reductions	.20%F	.20%	.20%	.19%	.07%	.08%
Net investment income (loss)	1.46%F	1.28%	.75%	.33%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,788,763	$1,405,962	$1,013,988	$639,741	$488,166	$559,878

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.005	.001	–A	–A
Net realized and unrealized gain (loss) A	–	–	–	–	–	–
Total from investment operations	.006	.010	.005	.001	–A	–A
Distributions from net investment income	(.006)	(.010)	(.005)	(.001)	–A	–A
Distributions from net realized gain	–	–A	–A	–A	–A	–A
Total distributions	(.006)	(.010)	(.005)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.60%	1.02%	.49%	.13%	.04%	.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.38%	.07%	.08%
Expenses net of all reductions	.45%F	.45%	.45%	.38%	.07%	.08%
Net investment income (loss)	1.21%F	1.03%	.50%	.14%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$394	$350	$134	$133	$146	$389

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$2,318,282,503

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(56,098)
Total capital loss carryforward	$(56,098)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$602	$160

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New York AMT Tax-Free Money Market Fund	$274,241
Institutional Class	417,285
Service Class	121
$691,647

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $428,426 and $129, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1,380.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2019	Year ended January 31, 2019
Distributions to shareholders
New York AMT Tax-Free Money Market Fund	$3,679,666	$5,205,908
Institutional Class	12,062,551	14,881,530
Service Class	2,906	2,943
Total	$15,745,123	$20,090,381

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2019	Year ended January 31, 2019	Six months ended July 31, 2019	Year ended January 31, 2019
New York AMT Tax-Free Money Market Fund
Shares sold	270,911,076	509,466,363	$270,911,076	$509,466,363
Reinvestment of distributions	3,386,892	4,806,133	3,386,892	4,806,133
Shares redeemed	(245,821,922)	(363,022,824)	(245,821,922)	(363,022,824)
Net increase (decrease)	28,476,046	151,249,672	$28,476,046	$151,249,672
Institutional Class
Shares sold	1,241,170,625	1,393,127,540	$1,241,170,625	$1,393,127,540
Reinvestment of distributions	10,624,532	12,830,334	10,624,532	12,830,334
Shares redeemed	(869,182,043)	(1,013,911,975)	(869,182,043)	(1,013,911,975)
Net increase (decrease)	382,613,114	392,045,899	$382,613,114	$392,045,899
Service Class
Shares sold	227,896	443,967	$227,896	$443,966
Reinvestment of distributions	2,906	2,942	2,906	2,943
Shares redeemed	(187,449)	(230,661)	(187,449)	(230,661)
Net increase (decrease)	43,353	216,248	$43,353	$216,248

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
New York AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,006.80	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,007.30	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class	.45%
Actual		$1,000.00	$1,006.00	$2.24
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

NYS-SANN-0919
1.536272.122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 23, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 23, 2019